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1933 Act Rule 485(a)(1)
1933 Act File No. 033-47287
1940 Act File No. 811-06637

August 29, 2013

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           The UBS Funds (the “Trust”)
File Nos. 033-47287 and 811-06637

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment Nos. 110/111 (the “Amendment”) to the Registration Statement of the Trust relating to the UBS International Equity Fund and UBS Global Frontier Fund (each, a “Fund” and, collectively, the “Funds”) series of shares of the Trust.

The Amendment is being submitted to reflect the following changes to the UBS International Equity Fund: (1) to change the name of the Fund to the “UBS Global Sustainable Equity Fund;” (2) to invest, primarily, at least 65% of the Fund’s total assets in companies organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States; (3) to employ a screening process with regard to its securities selection to reflect the Fund’s focus on sustainable securities; and (4) to revise certain of the Fund’s investment strategies in connection with the above-referenced changes.

The Amendment is being submitted to reflect the following changes to the UBS Global Frontier Fund: (1) to change the name of the Fund to the “UBS Asset Growth Fund;” (2) to employ an asset allocation strategy that seeks to achieve a return over the long term similar to the MSCI World Free Index (net), but with more stable volatility; (3) to incorporate a managed volatility feature that seeks to control portfolio volatility to target an annual volatility of 15% or lower; (4) to invest, primarily, in passive index components and derivatives, including but not limited to futures and swaps, but also may invest directly in individual securities; and (5) to revise certain of the Fund’s investment strategies in connection with the above-referenced changes.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Commission staff on the Amendment; (ii) bringing the financial statements and other information up to date in the prospectus and the statement of additional information relating to the Funds; and (iii) making certain non-material changes.

As noted on the facing sheet, the Amendment relates only to the UBS International Equity Fund and UBS Global Frontier Fund series of shares of the Registrant, and the Amendment does not affect the prospectuses and statements of additional information of the Registrant’s other series of shares.

Please direct questions or comments relating to the Amendment to me at the above-referenced telephone number or, in my absence, to John Y. Kim at (215) 564-8020.

Very truly yours,

/s/ Jana L. Cresswell
Jana L. Cresswell

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